Expenses	12 Months Ended
Dec. 31, 2022
Disclosure Of Expenses [Abstract]
Expenses [Text Block]

23) Expenses

	Year ended
	December 31,	December 31,
	2022	2021
Finance costs:
Interest expense and fees	$1,379	$922
Interest on lease liabilities	84	59
Accretion	183	147
Loss allowance for trade receivables	(58)	7
	$1,588	$1,135
	Year ended
	December 31,	December 31,
	2022	2021
Operating costs:
Direct mine and production costs	$94,521	$75,126
Conversion costs	8,070	9,252
Product acquisition costs	24,426	9,666
Royalties	10,371	8,867
Distribution costs	9,169	5,302
Inventory write-down (note 5)	2,304	3,210
Depreciation and amortization	20,882	21,537
Iron ore costs	659	50
Insurance proceeds	(683)	-
	$169,719	$133,010
Other general and administrative expenses:
Shareholder and regulatory	$241	$358
Travel	1,055	590
Donations	358	1,005
Occupancy	553	459
Information technology	1,025	1,076
Depreciation and amortization	2,396	974
Provisions	5,107	-
Office and other	3,584	1,942
	$14,319	$6,404
Employee compensation amounts included in the consolidated statements of income (loss):
Compensation	$12,039	$8,218
Share-based payments	2,372	3,135
	$14,411	$11,353